EXHIBIT 99.7

CLAYTON CONDITIONS REPORT 2.0

Client Name:	SG Capital
Client Project Name:	SGR 2020-2
Start - End Dates:	12/26/2019 - 1/6/2020
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

0 - Total Active Conditions

4 - Total Satisfied Conditions

3 - Credit Review Scope
2 - Category: Assets
1 - Category: DTI
1 - Property Valuations Review Scope
1 - Category: Appraisal
0 - Total Waived Conditions

©2020 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:	SG Capital
Client Project Name:	SGR 2020-2
Start - End Dates:	12/26/2019 - 1/6/2020
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXXXX	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Credit	Assets	Satisfied	A	A	A	A	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	No	Missing 2 months statements for the following assets: XXX $XXX.	2/5/20: Borrower provided updated 1003 and 1008 showing removed assets and using proceeds of loan as reserves	2/5/20: Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV is 27.73 points below the maximum of 85%.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  The borrower has been with the same employer to 15 years.

XXXXXX	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Credit	Assets	Satisfied	D	A	D	A	CRDAST2670	Asset documentation is insufficient per guideline requirements	No	Missing 2 months statements for the following assets: XXX $XXX.	2/5/20: Borrower provided updated 1003 and 1008 showing removed assets and using proceeds of loan as reserves	2/5/20: Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV is 27.73 points below the maximum of 85%.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  The borrower has been with the same employer to 15 years.

XXXXXX	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing CDA for subject property a XXX with an appraised value of $XXX.	12/31/19: CDA received for XXX does not match property address. Exception remains.1/3/20: Received corrected CDA	12/31/19: Exception remains.1/3/20: Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV is 27.73 points below the maximum of 85%.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  The borrower has been with the same employer to 15 years.

XXXXXX	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	DTI	Satisfied	D	A	D	A	CRDDTI2540	Missing verification of some or all components of non-subject PITI	No	Provide PITIA and rental income documentation for the XXX, being purchased for $XXX with a loan amount of $XXX, with rental income of $XXX per month.	1/30/20: Received Note showing payment of $XXX/mo along with deed and other legal documents. Received final CD showing no escrow or closing payment due. Appraisal for taxes and HOI received shows ($XXXX+XXX)/12=$XXXX/mo for total payment of $XXX/mo. 1007 received with appraisal shows current rent $8,500/mo*25% vacancy = $XXX/mo income.	1/30/20: Exception satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  The median credit score is 786.  Min 720.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower has post closing reserves of $201,808.06, or XXX months subject PITIA.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 58.33%.

Client Name:	SG Capital
Client Project Name:	SGR 2020-2
Start - End Dates:	12/26/2019 - 1/6/2020
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
XXXXXX	Yes	XXXXXX	XXXXXX	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	No
XXXXXX	Yes	XXXXXX	XXXXXX	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Not Applicable

Client Name:	SG Capital
Client Project Name:	SGR 2020-2
Start - End Dates:	12/26/2019 - 1/6/2020
Deal Loan Count:	2

Waived Conditions Summary

©2020 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.